Inventories	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Inventories
14	INVENTORIES
As of December 31, this account comprises:

	2019	2020
Land	183,218	176,927
Work in progress - Real estate	158,010	164,514
Finished properties	86,190	78,048
Construction materials	59,879	58,621
Merchandise and supplies	77,787	80,142

	565,084	558,252
Impairment of inventories	(9,683)	(6,252)

	555,401	552,000

Land
Land comprises properties, net of impairment and includes properties for the development of the following projects of the subsidiary Viva Negocio Inmobiliario Viva
 S.A. As of December 31, 2020, the land impairment provision equals S/1.2 million (S/5.2 million in 2019):

	2019	2020
Lurin (a)	71,902	81,493
San Isidro (b)	51,285	51,626
Nuevo Chimbote (c)	17,457	17,616
Barranco (d)	14,202	14,432
Piura (e)	11,805	11,760
Carabayllo III	16,567	—

	183,218	176,927

(a)
Plot of land of 107 hectares that corresponds to Inmobiliaria Almonte S.A.C. and a land 210 hectares that corresponds to Inmobiliaria Almonte 2 S.A.C., both lands located in the district of Lurin, province of Lima, destined for the purposes of industrial development and public housing.

(b)	Land located on David Samanez Ocampo street N° 140 in San Isidro district where a 15-story building with 24 apartments and 124 parking lots will be built.
(c)	Land located in Chimbote of 11.5 hectares for the development of a real estate social housing project.
(d)	Land located in Paul Harris St. N°332 and N°336 in Barranco district, for the development of a residential building project.
(e)	Land located in the district of Veintiséis de Octubre, province of Piura with an area of 65,096 m2 for the development of Los Parques de Piura IV project.

Real estate - work in progress
As of December 31, real state work in progress comprises the following projects:

	2019	2020
Los Parques de Comas	77,757	66,114
Los Parques del Callao	35,549	26,613
Los Parques de Piura	5,658	9,514
Los Parques del Mar	32,183	44,683
Los Parques de Carabayllo III	—	10,266
Inmobiliaria Pezet 417 S.A.C.	4,091	4,459
Others	2,772	2,865

	158,010	164,514

During 2020, the Corporation has capitalized financing costs of these construction projects (Note 2.21) amounting to S/3.8 million at annual interest rates between 7% and 11% (S/3.7 million in 2019 at interest rates between 7% and 12%).
Finished properties
As of December 31, the balance of finished properties consists of the following investment properties:

	2019	2020
Los Parques de Comas	37,605	32,098
Los Parques de Callao	10,914	14,479
Huancayo	19,672	13,033
Los Parques de Carabayllo III	168	8,518
Strip Callao	—	6,286
El Nuevo Rancho	4,060	1,284
Los Parques de Piura	6,050	1,034
Klimt	5,978	—
Los Parques de San Martín de Porres	903	—
Others	840	1,316

	86,190	78,048

As of December 31, 2020, the balance of finished properties is net of an impairment of S/3.8 million (S/4.5 million as of December 31, 2019).
Construction materials
As of December 31, 2020, the construction materials correspond mainly to projects of the subsidiary Cumbra Peru S.A. for S/53.1 million (Cumbra Peru S.A. for S/56.2 million as of December 31, 2019).